Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Income Statement Parent Corporation
Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2016	2015	2014
Dividends from bank subsidiaries	$125	$145	$775
Dividends from nonbank subsidiaries	798	207	44
Interest revenue from bank subsidiaries	70	68	67
Interest revenue from nonbank subsidiaries	121	91	98
Gain on securities held for sale	—	3	1
Other revenue	39	25	24
Total revenue	1,153	539	1,009
Interest (including, $88, $69, $62, to subsidiaries, respectively)	427	288	257
Other expense	262	64	71
Total expense	689	352	328
Income before income taxes and equity in undistributed net income of subsidiaries	464	187	681
(Benefit) for income taxes	(333)	(98)	(155)
Equity in undistributed net income:
Bank subsidiaries	2,474	2,004	910
Nonbank subsidiaries	276	869	821
Net income	3,547	3,158	2,567
Preferred stock dividends	(122)	(105)	(73)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$3,425	$3,053	$2,494

Condensed Balance Sheet Parent Corporation
Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2016	2015
Assets:
Cash and due from banks	$9,117	$9,383
Securities	1,693	26
Loans, net of allowance	7	20
Investment in and advances to subsidiaries and associated companies:
Banks	32,771	30,156
Other	26,630	27,405
Subtotal	59,401	57,561
Corporate-owned life insurance	744	728
Other assets	885	1,509
Total assets	$71,847	$69,227
Liabilities:
Deferred compensation	$464	$473
Affiliate borrowings	7,107	8,243
Other liabilities	1,445	1,623
Long-term debt	24,020	20,851
Total liabilities	33,036	31,190
Shareholders’ equity	38,811	38,037
Total liabilities and shareholders’ equity	$71,847	$69,227

Condensed Statement of Cash Flows Parent Corporation
Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2016	2015	2014
Operating activities:
Net income	$3,547	$3,158	$2,567
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net (income) of subsidiaries	(2,750)	(2,873)	(1,731)
Change in accrued interest receivable	2	(4)	23
Change in accrued interest payable	4	15	18
Change in taxes payable (a)	452	132	91
Other, net	(31)	66	2
Net cash provided by operating activities	1,224	494	970
Investing activities:
Purchases of securities	(1,739)	—	—
Proceeds from sales of securities	—	3	7
Change in loans	13	56	(57)
Acquisitions of, investments in, and advances to subsidiaries	(317)	(358)	(1,603)
Other, net	—	14	107
Net cash (used in) investing activities	(2,043)	(285)	(1,546)
Financing activities:
Net change in commercial paper	—	—	(96)
Proceeds from issuance of long-term debt	6,229	4,986	4,686
Repayments of long-term debt	(2,700)	(3,650)	(4,071)
Change in advances from subsidiaries	(1,136)	2,123	2,704
Issuance of common stock	465	352	396
Treasury stock acquired	(2,398)	(2,355)	(1,669)
Issuance of preferred stock	990	990	—
Cash dividends paid	(900)	(865)	(833)
Tax benefit realized on share based payment awards	3	76	17
Net cash provided by financing activities	553	1,657	1,134
Change in cash and due from banks	(266)	1,866	558
Cash and due from banks at beginning of year	9,383	7,517	6,959
Cash and due from banks at end of year	$9,117	$9,383	$7,517
Supplemental disclosures
Interest paid	$409	$302	$275
Income taxes paid	1	158	946
Income taxes refunded	12	103	54

(a)	Includes payments received from subsidiaries for taxes of $189 million in 2016, $24 million in 2015 and $452 million in 2014.